Note 14 - Subsequent Events	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
14.	SUBSEQUENT EVENTS

Subsequent to September 30, 2025, 149,972 common shares had been issued for gross proceeds of $13,480,685 (US$9,629,061) under the ATM Program.

Subsequent to September 30, 2025, an aggregate of 1,400 stock options were exercised for gross proceeds of $8,750.

On October 30, 2025, the Company granted 43,000 stock options to certain officers, directors and consultants of the Company. The stock options have an exercise price of US$54.47 per share, expire on October 30, 2030, and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date.